Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 367,760	¥ 317,958	¥ 716,673	¥ 616,986
Consolidated, Income (loss) before income taxes		56,735	31,484	103,045	43,217
Consolidated, Long-lived assets		504,373		504,373		¥ 500,887
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	124,978	75,057	202,420	119,139
Consolidated, Income (loss) before income taxes		13,134	(21,364)	(6,776)	(43,011)
Consolidated, Long-lived assets		125,946		125,946		114,946
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	58,817	35,533	109,768	64,064
Consolidated, Income (loss) before income taxes		(9,182)	6,405	(15,125)	4,505
Consolidated, Long-lived assets		58,850		58,850		53,161
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	8,806	4,744	24,030	41,657
Consolidated, Income (loss) before income taxes		2,546	15,574	4,459	23,917
Consolidated, Long-lived assets		32,514		32,514		23,839
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	192,601	115,334	336,218	224,860
Consolidated, Income (loss) before income taxes		6,498	615	(17,442)	(14,589)
Consolidated, Long-lived assets		217,310		217,310		191,946
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	175,159	202,624	380,455	392,126
Consolidated, Income (loss) before income taxes		50,237	¥ 30,869	120,487	¥ 57,806
Consolidated, Long-lived assets		¥ 287,063		¥ 287,063		¥ 308,941

[1]	There is no revenue derived from transactions with a single major external customer.